TRADE RECEIVABLES AND OTHER CURRENT ASSETS (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade receivables:
Other receivables from the Codere Group companies (Note 14)	€ 4,309	€ 3,318
Impairment of trade receivables	(99)	(34)
Current tax asset (VAT)	2,793	1,523
Prepayments	677	739
Other receivables	62	316
Total	€ 7,742	€ 5,862